Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhfii-20160401_SupplementTextBlock
John Hancock Funds II
Supplement dated April 1, 2016 to the current Class NAV prospectus

Global Bond Fund

Effective April 1, 2016, the "Average annual total returns" table under the heading "Past performance" in the "Fund summary" section is replaced in its entirety with the following:

Average annual total returns (%) – as of 12/31/14	1 year	5 year	Since Inception (10/15/05)
Class NAV before tax	1.92	4.62	4.95
after tax on distributions	1.92	3.34	2.64
after tax on distributions, with sale	1.09	3.14	2.95
Barclays Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	0.59	2.65	4.37
J.P. Morgan Global Government Bond Unhedged Index (reflects no deduction for fees, expenses, or taxes)	0.56	2.13	4.29

Prior to April 1, 2016, the fund's primary benchmark was the J.P. Morgan Global Government Bond Unhedged Index. Effective April 1, 2016, the fund's primary benchmark index is the Barclays Global Aggregate Index. The Barclays Global Aggregate Index more accurately reflects the fund's risk/return profile.

John Hancock Funds II
Supplement dated April 1, 2016 to the current Class 1 prospectus

Global Bond Fund

Effective April 1, 2016, the "Average annual total returns" table under the heading "Past performance" in the "Fund summary" section is replaced in its entirety with the following:

Average annual total returns (%) – as of 12/31/14	1 year	5 year	Since Inception (10/15/05)
Class 1 before tax	1.84	4.56	4.88
after tax on distributions	1.84	3.29	2.58
after tax on distributions, with sale	1.04	3.10	2.91
Barclays Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	0.59	2.65	4.37
J.P. Morgan Global Government Bond Unhedged Index (reflects no deduction for fees, expenses, or taxes)	0.56	2.13	4.29

Prior to April 1, 2016, the fund's primary benchmark was the J.P. Morgan Global Government Bond Unhedged Index. Effective April 1, 2016, the fund's primary benchmark index is the Barclays Global Aggregate Index. The Barclays Global Aggregate Index more accurately reflects the fund's risk/return profile.

John Hancock Funds II
Supplement dated April 1, 2016 to the current Class A, C, I and R6 prospectus

Redwood Fund

Effective April 1, 2016, the "Average annual total returns" table under the heading "Past performance" in the "Fund summary" section is replaced in its entirety with the following:

Average annual total returns (%) – as of 12/31/14	1 year	Since Inception (9/29/11)
Class A before tax	-3.29	3.79
after tax on distributions	-4.58	2.92
after tax on distributions, with sale	-1.17	2.71
Class C	-0.06	4.58
Class I	2.07	5.76
Class R6	2.33	5.92
Bank of America Merrill Lynch US Treasury Bill 3-Month Index (reflects no deduction for fees, expenses, or taxes)	0.03	0.07
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69	22.15

Prior to April 1, 2016, the fund's primary index was the S&P 500 Index. Effective April 1, 2016, the fund's primary benchmark index is the Bank of America Merrill Lynch US Treasury Bill 3-Month Index. The Bank of America Merrill Lynch US Treasury Bill 3-Month Index more accurately reflects the fund's risk/return profile.

John Hancock Funds II
Supplement dated April 1, 2016 to the current Class NAV prospectus

Redwood Fund

Effective April 1, 2016, the "Average annual total returns" table under the heading "Past performance" in the "Fund summary" section is replaced in its entirety with the following:

Average annual total returns (%) – as of 12/31/14	1 year	Since Inception (9/29/11)
Class NAV before tax	2.24	5.91
after tax on distributions	0.89	5.02
after tax on distributions, with sale	2.00	4.35
Bank of America Merrill Lynch US Treasury Bill 3-Month Index (reflects no deduction for fees, expenses, or taxes)	0.03	0.07
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69	22.15

Prior to April 1, 2016, the fund's primary index was the S&P 500 Index. Effective April 1, 2016, the fund's primary benchmark index is the Bank of America Merrill Lynch US Treasury Bill 3-Month Index. The Bank of America Merrill Lynch US Treasury Bill 3-Month Index more accurately reflects the fund's risk/return profile.

(Global Bond Fund - Class NAV) | (Global Bond Fund)
Prospectus:	rr_ProspectusTable
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) – as of 12/31/14
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Prior to April 1, 2016, the fund's primary benchmark was the J.P. Morgan Global Government Bond Unhedged Index. Effective April 1, 2016, the fund's primary benchmark index is the Barclays Global Aggregate Index. The Barclays Global Aggregate Index more accurately reflects the fund's risk/return profile.

(Global Bond Fund - Class NAV) | (Global Bond Fund) | Barclays Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.59%
5 Years	rr_AverageAnnualReturnYear05	2.65%
Since Inception	rr_AverageAnnualReturnSinceInception	4.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(Global Bond Fund - Class NAV) | (Global Bond Fund) | J.P. Morgan Global Government Bond Unhedged Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.56%
5 Years	rr_AverageAnnualReturnYear05	2.13%
Since Inception	rr_AverageAnnualReturnSinceInception	4.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(Global Bond Fund - Class NAV) | (Global Bond Fund) | Class NAV
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.92%
5 Years	rr_AverageAnnualReturnYear05	4.62%
Since Inception	rr_AverageAnnualReturnSinceInception	4.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(Global Bond Fund - Class NAV) | (Global Bond Fund) | Class NAV | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.92%
5 Years	rr_AverageAnnualReturnYear05	3.34%
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(Global Bond Fund - Class NAV) | (Global Bond Fund) | Class NAV | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.09%
5 Years	rr_AverageAnnualReturnYear05	3.14%
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(Global Bond Fund - Class 1) | (Global Bond Fund)
Prospectus:	rr_ProspectusTable
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) – as of 12/31/14
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Prior to April 1, 2016, the fund's primary benchmark was the J.P. Morgan Global Government Bond Unhedged Index. Effective April 1, 2016, the fund's primary benchmark index is the Barclays Global Aggregate Index. The Barclays Global Aggregate Index more accurately reflects the fund's risk/return profile.

(Global Bond Fund - Class 1) | (Global Bond Fund) | Barclays Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.59%
5 Years	rr_AverageAnnualReturnYear05	2.65%
Since Inception	rr_AverageAnnualReturnSinceInception	4.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(Global Bond Fund - Class 1) | (Global Bond Fund) | J.P. Morgan Global Government Bond Unhedged Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.56%
5 Years	rr_AverageAnnualReturnYear05	2.13%
Since Inception	rr_AverageAnnualReturnSinceInception	4.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(Global Bond Fund - Class 1) | (Global Bond Fund) | Class 1
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.84%
5 Years	rr_AverageAnnualReturnYear05	4.56%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(Global Bond Fund - Class 1) | (Global Bond Fund) | Class 1 | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.84%
5 Years	rr_AverageAnnualReturnYear05	3.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(Global Bond Fund - Class 1) | (Global Bond Fund) | Class 1 | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.04%
5 Years	rr_AverageAnnualReturnYear05	3.10%
Since Inception	rr_AverageAnnualReturnSinceInception	2.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(Redwood Fund - Classes A, C, I and R6) | (Redwood Fund)
Prospectus:	rr_ProspectusTable
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) – as of 12/31/14
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Prior to April 1, 2016, the fund's primary index was the S&P 500 Index. Effective April 1, 2016, the fund's primary benchmark index is the Bank of America Merrill Lynch US Treasury Bill 3-Month Index. The Bank of America Merrill Lynch US Treasury Bill 3-Month Index more accurately reflects the fund's risk/return profile.

(Redwood Fund - Classes A, C, I and R6) | (Redwood Fund) | Bank of America Merrill Lynch US Treasury Bill 3-Month Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.03%
Since Inception	rr_AverageAnnualReturnSinceInception	0.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2011
(Redwood Fund - Classes A, C, I and R6) | (Redwood Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	22.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2011
(Redwood Fund - Classes A, C, I and R6) | (Redwood Fund) | Class A
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(3.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2011
(Redwood Fund - Classes A, C, I and R6) | (Redwood Fund) | Class A | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2011
(Redwood Fund - Classes A, C, I and R6) | (Redwood Fund) | Class A | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2011
(Redwood Fund - Classes A, C, I and R6) | (Redwood Fund) | Class C
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2011
(Redwood Fund - Classes A, C, I and R6) | (Redwood Fund) | Class I
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.07%
Since Inception	rr_AverageAnnualReturnSinceInception	5.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2011
(Redwood Fund - Classes A, C, I and R6) | (Redwood Fund) | Class R6
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.33%
Since Inception	rr_AverageAnnualReturnSinceInception	5.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2011
(Redwood Fund - Class NAV) | (Redwood Fund)
Prospectus:	rr_ProspectusTable
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) – as of 12/31/14
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Prior to April 1, 2016, the fund's primary index was the S&P 500 Index. Effective April 1, 2016, the fund's primary benchmark index is the Bank of America Merrill Lynch US Treasury Bill 3-Month Index. The Bank of America Merrill Lynch US Treasury Bill 3-Month Index more accurately reflects the fund's risk/return profile.

(Redwood Fund - Class NAV) | (Redwood Fund) | Bank of America Merrill Lynch US Treasury Bill 3-Month Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.03%
Since Inception	rr_AverageAnnualReturnSinceInception	0.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2011
(Redwood Fund - Class NAV) | (Redwood Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	22.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2011
(Redwood Fund - Class NAV) | (Redwood Fund) | Class NAV
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.24%
Since Inception	rr_AverageAnnualReturnSinceInception	5.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2011
(Redwood Fund - Class NAV) | (Redwood Fund) | Class NAV | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2011
(Redwood Fund - Class NAV) | (Redwood Fund) | Class NAV | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.00%
Since Inception	rr_AverageAnnualReturnSinceInception	4.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2011